Supplement dated June 24, 2011

to the Prospectus

LORD ABBETT AFFILIATED FUND

LORD ABBETT BLEND TRUST

Lord Abbett Small Cap Blend Fund

LORD ABBETT BOND DEBENTURE FUND

LORD ABBETT DEVELOPING GROWTH FUND

LORD ABBETT GLOBAL FUND

Lord Abbett Emerging Markets Currency Fund

Lord Abbett Global Allocation Fund

LORD ABBETT INVESTMENT TRUST

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Inflation Focus Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Strategic Allocation Funds

- Balanced Strategy Fund

- Diversified Equity Strategy Fund

- Diversified Income Strategy Fund

- Growth & Income Strategy Fund

LORD ABBETT MID CAP VALUE FUND

LORD ABBETT MUNICIPAL INCOME FUND

Lord Abbett AMT Free Municipal Bond Fund

Lord Abbett California Tax Free Fund

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett National Tax Free Fund

Lord Abbett New Jersey Tax Free Fund

Lord Abbett New York Tax Free Fund

Lord Abbett Short Duration Tax Free Fund

LORD ABBETT RESEARCH FUND

Lord Abbett Capital Structure Fund

Lord Abbett Classic Stock Fund

Lord Abbett Growth Opportunities Fund

Lord Abbett Small Cap Value Fund

LORD ABBETT SECURITIES TRUST

Lord Abbett Alpha Strategy Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Growth Leaders Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Dividend Income Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large Cap Value Fund

Lord Abbett Micro Cap Growth Fund

Lord Abbett Micro Cap Value Fund

Lord Abbett Value Opportunities Fund

LORD ABBETT STOCK APPRECIATION FUND

Effective July 1, 2011, the following replaces the last paragraph under the sub-section “Financial Intermediary Compensation – Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge” in the Prospectus:

Dealers receive concessions described below on purchases made within a 12-month period beginning with the first NAV purchase of Class A shares for the account. The concession rate resets on each anniversary date of the initial NAV purchase, provided that the account continues to qualify for treatment at NAV. Current holdings of Class B, C, and P shares of Eligible Funds will be included for purposes of calculating the breakpoints in the schedule below and the amount of the concessions payable with respect to the Class A share investment. Concessions may not be paid with respect to Alliance Arrangements unless Lord Abbett Distributor can monitor the applicability of the CDSC.

Please retain this document for your future reference.